Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2016
Registrant Name	ETF Managers Trust
Central Index Key	0001467831
Amendment Flag	false
Document Creation Date	Jan. 30, 2017
Document Effective Date	Jan. 31, 2017
Prospectus Date	Jan. 31, 2017
PureFunds® ISE Big Data™ ETF | PureFunds ISE Big Data ETF
Prospectus:
Trading Symbol	BIGD
PureFunds® ISE Mobile Payments™ ETF | PureFunds ISE Mobile Payments ETF
Prospectus:
Trading Symbol	IPAY
PureFunds® ISE Cyber Security™ ETF | PureFunds ISE Cyber Security ETF
Prospectus:
Trading Symbol	HACK
PureFunds® ISE Junior Silver™ (Small Cap Miners/Explorers) ETF | PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Prospectus:
Trading Symbol	SILJ
PureFunds® Drone Economy Strategy ETF | PureFunds Drone Economy Strategy ETF
Prospectus:
Trading Symbol	IFLY
PureFunds® Video Game Tech™ ETF | PureFunds Video Game Tech ETF
Prospectus:
Trading Symbol	GAMR
PureFunds® Solactive FinTech ETF | PureFunds Solactive FinTech ETF
Prospectus:
Trading Symbol	FINQ
PureFunds® ETFx HealthTech ETF | PureFunds ETFx HealthTech ETF
Prospectus:
Trading Symbol	IMED